Property and Equipment, net - Summary (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 724	$ 668	$ 316
Accumulated depreciation and amortization	(205)	(167)	(56)
Property and equipment, net	519	501	260
Computer and Office Equipment
Property, Plant and Equipment [Line Items]
Subtotal	271	243	39
Lab Equipment
Property, Plant and Equipment [Line Items]
Subtotal	401	401	$ 277
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Subtotal	24	24
Construction in Progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 28	$ 0